UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Address of principal executive offices) (Zip code)

Bruno Dos Santos
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Name and address of agent for service)

203-349-8232
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2023, through April 30, 2024

Item 1. Reports to Stockholders.

EIP Growth and Income Fund

April 30, 2024 Semi-Annual Report

EIP Growth and Income Fund

This report is provided for the general information of the shareholders of the EIP Growth & Income Fund.  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

EIP Growth and Income Fund

To Our Shareholders:

I am pleased to submit this Semi-Annual Report for the EIP Growth and Income Fund (the “Fund”) for the six months ended April 30, 2024 (“Reporting Period”). During the Reporting Period, the Fund’s total return as measured by the Class I shares was 12.89%.

The Fund seeks to provide a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund seeks low volatility. The Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the energy industry (“Energy Companies”) that seek to pay out as dividends or distributions a portion of income or distributable cash flow in excess of the average for listed equities as a whole (“High Payout Energy Companies”) including: (1) U.S. and Canadian natural gas and electric utilities, (2) corporations operating energy infrastructure assets such as pipelines or renewable energy production, (3) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (4) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates, and (5) other energy-related corporations with dividend policies similar to those of High Payout Energy Companies in (3) and (4) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable and other enterprises that drive the majority of the earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities, such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

The Fund concentrates its investments in the Energy Industry and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries. The Fund may also use leverage. The Fund may achieve a portion of its exposure to Energy Companies by entering into swap agreements with respect to securities of Energy Companies. Leverage may be achieved through the use of swap contracts. The Fund typically uses leverage for any purpose consistent with its investment objective, including providing additional flexibility in portfolio construction, cash management and in an attempt to enhance returns.

Benchmarks:

We believe the following benchmarks provide appropriate comparisons of the Fund’s performance:

Total Return
11/1/23 –
04/30/24
EIP Growth and Income Fund – Class I	12.89%
EIP Growth and Income Fund – Investor Class	12.68%
S&P 500 Index	20.98%
Alerian MLP Total Return Index	17.60%

S&P 500 Index. The S&P 500 Index (“Index”) is a capitalization weighted index of 500 stocks. This Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Alerian MLP Total Return Index (“AMZX” or “Benchmark”). The AMZX is a composite of the most prominent energy master limited partnerships calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return basis.

During the Reporting Period, the Fund underperformed the Benchmark. The underperformance of the Fund relative to the Benchmark was due to our overweight positions in utilities that are not included in the Benchmark and three, in our opinion, low-quality MLPs that re-rated over the last six months which are in the AMZX that we do not own. Total return swaps performed roughly in-line with the directly owned securities in the portfolio and positively contributed to the Fund’s performance.

The utilities sector posted its second worst relative performance in 2023 compared to the Index since its inception in 1988. This trend continued in the first quarter of 2024 with negative comments by Warren Buffet nearly marking the bottom for utilities. In his annual letter, he highlighted wildfire risks that could cost his utility in Oregon billions in damages from lawsuits. Some states have passed laws to cap payouts if a utility is found culpable in the event of a wildfire. Other states have not, and Buffet pointed to this as a risk that these states might not be able to attract low-cost capital where regulated returns are capped but the potential liabilities are open-ended.

Wildfire risk is not a new issue for utilities. California already faced this problem after its largest utility filed for bankruptcy due to mounting wildfire claims and the remaining California utilities were viewed by investors as almost un-investable. California eventually passed legislation that set up a wildfire fund and more constructive prudency standards to defuse the issue. Regardless, the entire utilities sector traded down following the Buffet letter despite wildfire risk being a nuanced issue. Since Buffet

EIP Growth and Income Fund

published his letter in late February, the PHLX Utility Sector Index (“UTY”), a capitalization-weighted index of 20 utilities companies involved in the production of electrical energy, has outperformed the Index by 6% and has continued this outperformance so far in the second quarter of 2024.1

Industry Review

The underperformance of the Fund relative to the broad market was not remarkable as most of the Index performance was driven by a select few companies with the ten largest companies of the Index accounting for approximately 41% of the Index performance over the last six months. As of April 30, 2024, the Fund trades at a 37% discount relative to the Index that trades at a forward 12-month P/E of 19.9x versus 18.5x a year ago. Our view is optimistic regarding the Fund’s portfolio based on continued earnings growth among the energy infrastructure companies coupled with low valuations relative to the Index based on forward 12-month earnings expectations.

The theme that continued to gain steam throughout the first quarter of 2024 was the potential for artificial intelligence (AI) to drive real electric demand growth through 2030. Energy efficiency has held U.S. electricity consumption basically flat2 for more than 15 years. But utilities, in our opinion, are now preparing for a demand surge driven from a variety of sources including the electrification of new sectors, the on-shoring of manufacturing and growth in AI that demands four to five times the power of traditional data centers.3 The rapid growth in data centers alone has organizations that operate the transmission lines forecasting annual load growth of nearly 5% in some areas compared to forecasts from a year ago that were calling for no demand growth for the foreseeable future.4

While actual load growth would almost certainly require a commensurate acceleration of rate-based spending, and in turn, incremental earnings growth for regulated utilities, the upstream effects are also beginning to take shape. Merchant power generators, such as Constellation Energy Corporation (“CEG”), have been early beneficiaries of this theme as investors take note of the value of their merchant nuclear power fleet relative to current power prices. Moreover, there is very little that can be added to the grid over the next five years that matches the needs of data centers for 24/7/365 power except natural gas generation. To date, the natural gas story in the U.S. has been driven by low-cost supply and Liquefied Natural Gas (“LNG”) exports. Now another leg of growth is beginning to emerge from power generation, and natural gas pipeline companies’ management teams are already addressing some of these opportunities on their first quarter conference calls.

We are optimistic about the technological breakthroughs in energy and invest in companies like renewable developers and network utilities that, where renewable resources are abundant, benefit from the lower cost and higher performance of renewables, batteries, and other new grid-related innovations. But we are not venture capitalists; companies in the Fund’s portfolio must have a track record of profitability and a willingness to share some portion of that profitability through distributions. While the names in the portfolio change over time, the strategy and the sources of earnings stability and growth remain the same: investing in monopoly infrastructure that provides the low-cost way of shipping the lowest cost form of energy.

Sincerely,

James Murchie, President
EIP Growth and Income Fund

1  Source: Bloomberg as of May 9, 2024.
2  Source: EIA. https://www.eia.gov/electricity/annual/html/epa_01_03.html
3  Source: Dgtl Infra Real Estate 2.0 Report, “Data Center Power: A Comprehensive Guide”, July 26, 2023. https://dgtlinfra.com/data-center-power/
4  Source: PJM Load Forecast Report, January 2024. https://www.pjm.com/-/media/library/reports-notices/load-forecast/2024-load-report.ashx

EIP Growth and Income Fund

The views expressed in this commentary reflect those of the Fund’s portfolio management team as of April 30, 2024. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable but is not guaranteed by the Fund as to its accuracy or completeness. Past performance is not indicative of future results. Performance information provided above assumes the reinvestment of interest, dividends and other earnings. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Arithmetic average dividend yield is calculated as the sum of all dividend yields divided by the total number of dividend paying holdings. The price-to-earnings (P/E) ratio is the ratio of a company’s share price to its earnings per share. Return on equity (ROE) is the measure of a company’s net income divided by shareholder’s equity. Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments section in this report for a full listing of the Fund’s holdings. Earnings growth is not representative of the Fund’s future performance. There is no assurance that the Fund’s investment objectives will be achieved. It is not possible to invest in an index.

Mutual fund investing involves risks including loss of your entire investment. Because the Fund concentrates its investments in the Energy Industry, the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting industries within that sector than if its investments were more diversified across different industries. Energy Companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates.

MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. Federal Income tax purposes. If an MLP is deemed to be a corporation, then its income would be subject to federal taxation, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

Investments in non-U.S. companies (including Canadian issuers) are subject to risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risk and market practices, as well as fluctuations in foreign currencies. The Fund invests in small- and mid-cap companies, which involves additional risks such as limited liquidity and greater volatility than larger companies.

The Fund’s use of derivatives could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund.

The Fund’s use of leverage and derivatives may cause volatility in returns as it typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund. This is not a complete outline of the risks involved in investing in the Fund. Investors are encouraged to read the Fund’s prospectus carefully prior to investing.

EIP Growth and Income Fund

April 30, 2024
Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Incurred During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending
	Account Value	Account Value	Annualized	Expenses Incurred
	11/1/23	4/30/24	Expense Ratio	During Period(1)
Class I
Actual	$1,000.00	$1,128.90	1.25%	$6.62
Hypothetical(2)	$1,000.00	$1,018.65	1.25%	$6.27
Investor Class
Actual	$1,000.00	$1,126.80	1.65%	$8.73
Hypothetical(2)	$1,000.00	$1,016.66	1.65%	$8.27

(1)
Expenses are equal to the annualized expense ratio for the share class indicated, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent one-half year period.

(2)	Hypothetical assumes 5% annual return before expenses.

EIP Growth and Income Fund

April 30, 2024
Schedule of Investments (unaudited)

* Denotes less than 1% of Total Assets.

% of Total Investments.  The chart shows the Fund’s current allocation as a percentage of the Fund’s total investments, and excludes exposure through derivative instruments.  These percentages may vary from those shown in the Schedule of Investments, which are based on the Fund’s net assets.  Holdings and allocations may vary over time.

	Shares	Value
COMMON STOCKS – 72.6%

CANADA – 8.2%

Energy – 5.3%
Imperial Oil Ltd.	15,300	$1,051,934
Keyera Corp.	63,990	1,641,758
Suncor Energy, Inc.	11,300	431,184
TC Energy Corp.	34,356	1,231,663
		4,356,539
Independent Power and
Renewable Electricity Producers – 0.2%
Northland Power, Inc.	11,200	170,931

Utilities – 2.7%
AltaGas, Ltd.	9,201	201,712
Atco Ltd./Canada – Class I	39,970	1,090,817
Canadian Utilities Ltd. – Class A	2,410	53,884
Emera, Inc.	900	30,354
Fortis, Inc./Canada	11,850	465,340
Hydro One Ltd.(a)	13,500	378,135
		2,220,242
Total Canada		6,747,712

Denmark – 0.0%(b)

Utilities – 0.0%(b)
Orsted A/S – ADR	1,105	20,299

France – 3.0%

Energy – 3.0%
TotalEnergies SE – ADR	34,100	2,471,227

Italy – 1.2%

Utilities – 1.2%
Enel SpA – ADR	151,694	992,079

Spain – 0.1%

Independent Power and
Renewable Electricity Producers – 0.0%(b)
EDP Renovaveis SA – ADR	380	5,219

Utilities – 0.1%
Iberdrola SA – ADR	1,940	95,215
Total Spain		100,434

United Kingdom – 4.2%

Energy – 3.9%
BP PLC – ADR	43,500	1,686,495
Shell PLC – ADR	22,100	1,583,686
		3,270,181
Energy Equipment & Services – 0.3%
TechnipFMC PLC	9,500	243,390
Total United Kingdom		3,513,571

United States – 55.9%(c)

Architectural, Engineering, and
Related Services – 0.3%
Jacobs Solutions, Inc.	1,500	215,295

Construction & Engineering – 2.8%
Fluor Corp.(d)	27,000	1,088,910
Quanta Services, Inc.	4,880	1,261,773
		2,350,683
Energy – 18.1%
Cheniere Energy, Inc.	6,050	954,811
DT Midstream, Inc.	56,220	3,496,884
Enbridge, Inc.	17,409	618,716
Exxon Mobil Corp.	9,200	1,088,084
Kinder Morgan, Inc.	82,420	1,506,637
ONEOK, Inc.	63,205	5,000,780
Targa Resources Corp.	17,800	2,030,268
The Williams Companies, Inc.	8,109	311,061
		15,007,241
Energy Equipment & Services – 3.3%
Archrock, Inc.	20,000	383,800
Cactus, Inc. – Class A	4,500	223,380
Halliburton Co.	20,200	756,894
Helmerich & Payne, Inc.	5,600	220,248
NOV, Inc.	12,900	238,521
Schlumberger NV	18,100	859,388
		2,682,231
Independent Power and
Renewable Electricity Producers – 3.2%
Clearway Energy, Inc. – Class A	85,860	1,864,021
The AES Corp.	11,560	206,924
Vistra Corp.	7,900	599,136
		2,670,081

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

April 30, 2024
Schedule of Investments (unaudited) – continued

	Shares	Value
Utilities – 28.2%
Alliant Energy Corp.	38,710	$1,927,758
Ameren Corp.	3,400	251,158
American Electric Power Co., Inc.	19,149	1,647,388
American Water Works Co., Inc.	100	12,232
Atmos Energy Corp.	12,250	1,444,275
CenterPoint Energy, Inc.	15,090	439,723
Chesapeake Utilities Corp.	3,800	402,306
CMS Energy Corp.	13,626	825,872
Constellation Energy Corp.	2,590	481,584
DTE Energy Co.	7,794	859,834
Duke Energy Corp.	4,190	411,709
Entergy Corp.	5,700	608,019
Essential Utilities, Inc.	15,000	548,700
Evergy, Inc.	23,310	1,222,609
Eversource Energy	13,632	826,372
Exelon Corp.	2,070	77,791
IDACORP, Inc.	3,600	341,208
National Fuel Gas Co.	43,840	2,327,904
New Jersey Resources Corp.	7,500	327,675
ONE Gas, Inc.	13,915	897,796
PPL Corp.	37,600	1,032,496
Public Service Enterprise Group, Inc.	12,920	892,514
Sempra Energy	23,710	1,698,347
The Southern Co.	19,390	1,425,165
UGI Corp.	8,100	207,036
WEC Energy Group, Inc.	20,040	1,656,106
Xcel Energy, Inc.	9,374	503,665
		23,297,242
Total United States		46,222,773
TOTAL COMMON STOCKS
(Cost $54,516,699)		60,068,095

	Units
MASTER LIMITED PARTNERSHIPS – 24.3%

United States – 24.3%

Chemicals – 1.5%
Westlake Chemical Partners, LP	56,291	1,230,521

Energy – 21.6%
Cheniere Energy Partners LP	22,774	1,103,400
Energy Transfer, LP	375,000	5,898,750
Enterprise Products Partners, LP	170,934	4,799,827
Hess Midstream LP – Class A(e)	22,660	772,706
MPLX, LP	68,100	2,846,580
Plains GP Holdings LP(e)	99,060	1,803,883
Sunoco LP	7,500	422,250
TXO Partners LP	10,000	184,300
		17,831,696
Energy Equipment & Services – 0.3%
USA Compression Partners, LP	11,000	266,530

Independent Power and
Renewable Electricity Producers – 0.9%
NextEra Energy Partners, LP(e)	25,698	728,795
Total United States		20,057,542
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $14,639,711)		20,057,542

SHORT-TERM INVESTMENTS – 1.5%
Money Market Funds – 1.5%
First American Treasury Obligations
Fund – Class Z, 5.17%(f)	1,271,404	1,271,404
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,271,404)		1,271,404
TOTAL INVESTMENTS – 98.4%
(Cost $70,427,814)		81,397,041
Other Assets in Excess of Liabilities – 1.6%		1,361,581
TOTAL NET ASSETS – 100.0%		$82,758,622

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NV	Naamloze Vennootschap
PLC	Public Limited Company
SA	Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $378,135 or 0.5% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Non-income producing security.
(e)	This security has elected to be treated as a corporation for U.S. federal income tax purposes.
(f)	The rate shown represents the 7-day effective yield as of April 30, 2024.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

April 30, 2024
Schedule of Investments (unaudited) – continued

Schedule of Total Return Swap Contracts (unaudited)

For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $960,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at April 30, 2024:

					Value/Unrealized
				Notional	Appreciation
Reference Entity	Counterparty	Long/Short	Maturity Date	Amount(1)	(Depreciation)(2)
American Water Works Co., Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	$32,474	$1,697
Atmos Energy Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	368,576	14,888
Cheniere Energy, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	77,215	1,509
Clearway Energy, Inc. – Class A	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	191,100	6,000
DT Midstream, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	317,169	(715)
Enterprise Products Partners, LP	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	2,553,356	1,447
IDACORP, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	100,166	4,797
Kinder Morgan, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	56,965	1,757
New Jersey Resources Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	77,755	3,758
Sempra Energy	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	591,195	29,126
The Williams Companies, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/19/2024	112,385	1,273
					$65,537

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $36,221 of net dividends and financing costs.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

April 30, 2024
Statement of Assets and Liabilities (unaudited)

ASSETS:
Investments, at value (cost $70,427,814)	$81,397,041
Restricted cash for swaps	960,000
Appreciation on swaps (premium paid $0)	66,252
Receivables:
Dividends	287,857
Fund shares sold	173,257
Interest	8,322
Prepaid expenses	53,302
Total assets	82,946,031

LIABILITIES:
Depreciation on swaps (premium received $0)	715
Payables:
Investment advisory fees (Note 3)	34,911
Professional fees	71,039
Accounting and administration fees (Note 3)	40,693
Trustees fees and related expenses (Note 3)	4,831
Printing expense	6,785
Custodian fees	1,332
Distribution (12b-1) and service fees (Note 3)	7,083
Other accrued expenses	20,020
Total liabilities	187,409
NET ASSETS	$82,758,622

NET ASSETS CONSIST OF:
Par value ($0.01 per share)	$51,395
Paid-in capital	71,128,529
Total Distributable earnings	11,578,698
Total Net Assets	$82,758,622

Class I
Shares outstanding (unlimited number of shares authorized)	5,048,999
Net Assets	81,306,352
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$16.10

Investor Class
Shares outstanding (unlimited number of shares authorized)	90,454
Net Assets	1,452,270
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$16.06

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

For the Six Months Ended April 30, 2024
Statement of Operations (unaudited)

INVESTMENT INCOME:
Dividends	$1,010,920
Less: foreign taxes withheld	(35,400)
Interest	89,504
Total investment income	1,065,024

EXPENSES:
Investment advisory fees (Note 3)	405,286
Accounting and administration fees (Note 3)	76,460
Professional fees	73,910
Trustees fees and related expenses (Note 3)	39,802
Transfer agent fees (Note 3)	30,588
Insurance expense	25,396
Federal and state registration fees	21,740
Compliance fees	17,836
Custodian fees	8,816
Printing expenses	6,358
Distribution (12b-1) and service fees (Note 3)	3,377
Miscellaneous expenses	1,630
Total expenses	711,199
Expense reimbursement by Advisor (Note 3)	(201,215)
Net expenses	509,984
NET INVESTMENT INCOME/(LOSS)	555,040

NET REALIZED AND UNREALIZED GAIN/(LOSS)
NET REALIZED GAIN/(LOSS) ON:
Investments	3,493,114
Swaps	64,734
Foreign currency transactions	(5,315)
Net realized gain/(loss)	3,552,533
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	5,624,988
Swaps	244,375
Foreign currency translations	882
Net change in unrealized appreciation/(depreciation)	5,870,245
NET REALIZED AND UNREALIZED GAIN/(LOSS)	9,422,778
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$9,977,818

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2024	Year Ended
	(unaudited)	October 31, 2023
OPERATIONS:
Net investment income/(loss)	$555,040	$1,521,836
Net realized gain/(loss) on investments, swaps, and foreign currency transactions	3,552,533	2,579,392
Net change in unrealized appreciation/(depreciation) on investments,
swaps and foreign currency translations	5,870,245	(984,494)
Net increase/(decrease) in net assets from operations	9,977,818	3,116,734

Distributions to shareholders from*:
Investment Operations – Class I	(1,655,584)	(20,834,147)
Return of Capital – Class I	—	(261,100)
Investment Operations – Investor Class	(31,593)	(786,199)
Return of Capital – Investor Class	—	(5,762)
Total distributions	(1,687,177)	(21,887,208)

Capital share transactions
Class I
Proceeds from sales of Fund shares	2,301,108	4,367,317
Proceeds from reinvestment of distributions	1,619,645	20,587,884
Cost of Fund shares redeemed	(15,024,248)	(44,611,209)
Net increase/(decrease) in net assets from capital share transactions	(11,103,495)	(19,656,008)
Investor Class
Proceeds from sales of Fund shares	22,537	1,654,128
Proceeds from reinvestment of distributions	31,557	791,883
Cost of Fund shares redeemed	(799,966)	(3,385,803)
Net increase/(decrease) in net assets from capital share transactions	(745,872)	(939,792)
Total increase/(decrease) in net assets	(3,558,726)	(39,366,274)

NET ASSETS:
Beginning of year	86,317,348	125,683,622
End of year	$82,758,622	$86,317,348

Changes in shares outstanding
Class I
Shares sold	150,383	289,827
Shares issued to holders in reinvestments of dividends	104,813	1,379,417
Shares redeemed	(998,996)	(2,847,701)
Net increase/(decrease)	(743,800)	(1,178,457)
Investor Class
Shares sold	1,476	103,998
Shares issued to holders in reinvestments of dividends	2,058	53,173
Shares redeemed	(53,082)	(226,366)
Net increase/(decrease)	(49,548)	(69,195)

*	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

For the Six Months Ended April 30, 2024
Statement of Cash Flows (unaudited)

Cash Provided by (Used in) Operating Activities
Net increase in net assets from operations	$9,977,818

Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(22,993,493)
Sales of investment securities	34,592,010
Sales of short-term investments, net	500,591
Net realized gain (loss) on investments	(3,485,677)
Net change in unrealized appreciation/depreciation on investments, swaps and foreign currency translations	(5,870,245)
Return of capital distributions received from investments in master limited partnerships	875,458

(Increase) Decrease in Assets:
Receivables:
Dividends and interest receivable	209,496
Prepaid expenses	(17,380)

Increase (Decrease) in Liabilities:
Payables:
Distribution (12b-1) and service fees payable	6,641
Due to Custodian	(117,594)
Trustee fees and related expenses payable	(1,031)
Accounting and administration fees	14,672
Custodian fees payable	(1,208)
Printing expense payable	2,485
Investment advisory fee payable	4,487
Other accrued expenses	275
Professional fees payable	(4,974)

Net cash provided by operating activities	13,692,331

Cash Flows Provided by (Used in) Financing Activities
Proceeds from shares sold	2,252,488
Payment on shares redeemed	(15,908,844)
Cash distributions paid to Shareholders	(35,975)
Net cash used in financing activities	(13,692,331)
Net decrease in cash, restricted cash, and foreign currency	$—

Cash, restricted cash, and foreign currency*
Beginning Balance	960,000
Ending Balance	$960,000

Supplemental information
Non-cash financing activities-distributions reinvested	$1,651,202

*	Includes cash of $0 and $0, restricted cash for swaps of $960,000 and $960,000, and foreign currencies of $0 and $0 as of April 30, 2024 and October 31, 2023, respectively.

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Class I

	Six Months
	Ended
	April 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$14.55		$17.50	$16.03	$12.34	$15.21	$14.00
Income from investment operations:
Net investment income (loss)(1)	0.10		0.22	0.14	0.06	0.03	0.08
Net realized and unrealized
gain (loss) on investments	1.76		0.21	2.26	4.18	(2.36)	1.70
Total from investment operations	1.86		0.43	2.40	4.24	(2.33)	1.78
Distributions paid to shareholders from:
Net investment income	(0.31)		(0.53)	(0.93)	(0.55)	—	(0.13)
Return of capital	—		(0.04)	—	—	(0.54)	(0.44)
Net Realized gain	—		(2.81)	—	—	—	—
Total from distributions	(0.31)		(3.38)	(0.93)	(0.55)	(0.54)	(0.57)
Net increase (decrease) in net asset value	1.55		(2.95)	1.47	3.69	(2.87)	1.21
Net asset value, end of period/year	$16.10		$14.55	$17.50	$16.03	$12.34	$15.21
Total return	12.89	%(2)	2.48%	15.40%	34.88%	(15.24)%	12.85%
Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$81,306		$84,286	$122,031	$159,475	$123,743	$152,679
Ratios of expenses to average net assets:(4)(5)
Before expense reimbursement	1.75	%(3)	1.56%	1.47%	1.55%	1.87%	2.17%
After expense reimbursement	1.25	%(3)	1.25%	1.25%	1.37%	1.72%	2.02%
Ratios of net investment income (loss)
to average net assets
Before fees waived and expenses reimbursed	0.88	%(3)	1.12%	0.60%	0.21%	0.10%	0.37%
After fees waived and expenses reimbursed	1.38	%(3)	1.43%	0.82%	0.39%	0.25%	0.54%
Portfolio turnover rate excluding
securities sold short transactions	30	%(2)	32%	112%	80%	82%	34%
Portfolio turnover rate including
securities sold short transactions	N/A		N/A	N/A	94%	94%	57%

Portfolio turnover is calculated for the Fund as a whole.
(1) Per share investment loss has been calculated using the average shares method.
(2) Not Annualized.
(3) Annualized.
(4) Before expense reimbursement
excluding interest expense	1.75	%(3)	1.56%	1.47%	1.43%	1.40%	1.40%
(5) After expense reimbursement
excluding interest expense	1.25	%(3)	1.25%	1.25%	1.25%	1.25%	1.25%

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown.  Certain information reflects financial results for a share outstanding throughout each period.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Investor Class

	Six Months
	Ended
	April 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$14.51		$17.46	$16.00	$12.32	$15.19	$13.99
Income from investment operations:
Net investment income (loss)(1)	0.08		0.15	0.06	0.01	(0.04)	0.00
Net realized and unrealized
gain (loss) on investments	1.75		0.21	2.27	4.17	(2.34)	1.71
Total from investment operations	1.83		0.36	2.33	4.18	(2.38)	1.71
Distributions paid to shareholders from:
Net investment income	(0.28)		(0.31)	(0.87)	(0.50)	—	(0.12)
Return of capital	—		(0.02)	—	—	(0.49)	(0.39)
Net Realized gain	—		(2.98)	—	—	—	—
Total from distributions	(0.28)		(3.31)	(0.87)	(0.50)	(0.49)	(0.51)
Net increase (decrease) in net asset value	1.55		(2.95)	1.46	3.68	(2.87)	1.20
Net asset value, end of period/year	$16.06		$14.51	$17.46	$16.00	$12.32	$15.19
Total return	12.68	%(2)	2.06%	14.97%	34.36%	(15.57)%	12.36%
Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,452		$2,031	$3,653	$894	$427	$267
Ratios of expenses to average net assets:(4)(5)
Before expense reimbursement	2.14	%(3)	1.96%	1.98%	1.91%	2.36%	2.49%
After expense reimbursement	1.65	%(3)	1.65%	1.65%	1.73%	2.19%	2.33%
Ratios of net investment income (loss)
to average net assets
Before fees waived and expenses reimbursed	0.53	%(3)	0.70%	0.04%	(0.15)%	(0.47)%	(0.14)%
After fees waived and expenses reimbursed	1.02	%(3)	1.01%	0.37%	0.03%	(0.30)%	0.02%
Portfolio turnover rate excluding
securities sold short transactions	30	%(2)	32%	112%	80%	82%	34%
Portfolio turnover rate including
securities sold short transactions	N/A		N/A	N/A	94%	94%	57%

Portfolio turnover is calculated for the Fund as a whole.
* Amount denotes less than $0.01 per share.
(1) Per share investment loss has been calculated using the average shares method.
(2) Not Annualized.
(3) Annualized.
(4) Before expense reimbursement
excluding interest expense	2.14	%(3)	1.96%	1.98%	1.83%	1.82%	1.81%
(5) After expense reimbursement
excluding interest expense	1.65	%(3)	1.65%	1.65%	1.65%	1.65%	1.65%

See accompanying Notes to Financial Statements.

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited)

1.  ORGANIZATION

EIP Growth and Income Fund (the “Fund”) is a diversified series of EIP Investment Trust (the “Trust”), a Delaware statutory trust.  The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. Energy Income Partners, LLC (the “Manager” or “Adviser”) serves as the Fund’s investment adviser. On October 14, 2016, Fund shares were registered under the Securities Act of 1933, as amended. The Fund offers two classes of shares: Class I and Investor Class.

The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund’s investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable energy and other enterprises that drive the majority of the earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities, such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of April 30, 2024, is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	4/30/2024	Price	Inputs	Inputs
ASSETS
United States Common Stock	$46,222,773	$46,222,773	$—	$—
Master Limited Partnerships	20,057,542	20,057,542	—	—
Canadian Common Stock	6,747,712	6,747,712	—	—
British Common Stock	3,513,571	3,513,571	—	—
French Common Stock	2,471,227	2,471,227	—	—
Italian Common Stock	992,079	992,079	—	—
Spanish Common Stock	100,434	100,434	—	—
Danish Common Stock	20,299	20,299	—	—
Short Term Investments	1,271,404	1,271,404	—	—
Other Financial Instruments*
Equity Contracts – Swaps	66,252	—	66,252	—
Total	$81,463,293	$81,397,041	$66,252	$—
LIABILITIES
Other Financial Instruments*
Equity Contracts – Swaps	715	—	715	—
Total	$715	$—	$715	$—

*
Other Financial Instruments, such as swaps, are not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation). Total Return Swaps can be located in the Schedule of Total Return Swaps.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the six months ended April 30, 2024. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The Board designated the Manager as its valuation designee to perform fair value determinations and approved new Manager Valuation Procedures for the Fund. The Manager is responsible for periodically assessing and managing any material risks associated with any fair value determinations. The Manager appointed the Chief Accounting Officer and Chief Compliance Officer of the Manager to be primarily responsible for the oversight of the fair valuation procedures for the Fund.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and may have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives sold as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at April 30, 2024, by primary risk exposure:

Derivatives not accounted for	Asset Derivatives		Liability Derivatives
as hedging instruments	Statement of Assets		Statement of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Equity Contracts – Swaps	Appreciation on swaps	$66,252	Depreciation on swaps	$715
Total		$66,252		$715

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2024:

	Location of Gain/(Loss) on
Derivatives not accounted for	Derivatives Recognized in Income
as hedging instruments	Net Realized	Net Change in Unrealized
	Gain/(Loss)	Appreciation/(Depreciation)
Type of Derivative Risk	on Swaps	on Swaps
Equity Contracts – Swaps	$64,734	$244,375
Total	$64,734	$244,375

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as securities sold short, or by agreement

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 20% of the initial notional value of the swaps for the six months ended April 30, 2024. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Restricted Cash. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 6 “Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities:

The following table, as of April 30, 2024, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to a master netting agreement or an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.  For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities:

Assets
			Gross Amounts not offset in the
	Gross Amounts of		Statement of Assets and Liabilities
	Assets Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Received	Received	Net Amounts(1)
Total Return Equity Swaps
BNP Paribas	$66,252	$(715)	$ —	$ —	$65,537
	$66,252	$(715)	$ —	$ —	$65,537

Liabilities
			Gross Amounts not offset in the
	Gross Amounts of		Statement of Assets and Liabilities
	Liabilities Presented		Non-Cash	Cash
	in Statement of	Derivatives	Collateral	Collateral
Description	Assets and Liabilities	Available for Offset	Pledged	Pledged	Net Amounts(2)
Total Return Equity Swaps
BNP Paribas	$715	$(715)	$ —	$ —	$ —
	$715	$(715)	$ —	$ —	$ —

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

(1)	Net amount represents the net amount receivable from the counterparty in the event of a default.
(2)	Net amount represents the net amount payable to the counterparty in the event of a default.

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/(depreciation) on foreign currency translations shown on the Statement of Operations.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of April 30, 2024, is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended April 30, 2024, the average volume of long Total Return Equity Swaps was $4,547,935 based on the monthly notional amount. For the six months ended April 30, 2024, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the Fund’s securities. For MLP

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

securities, distributions received are recorded as a return of capital.  For all other securities, distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and expense is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Dividends and Distributions: The Fund intends to distribute all or substantially all of its investment company taxable income quarterly (computed without regard to the deduction for dividends paid), if any, and net capital gain annually, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The tax character of distributions paid during the twelve months ended October 31, 2023, was as follows:

Ordinary Income	$3,404,790
Short-Term Capital Gains	$15,790,344
Long-Term Capital Gains	$2,425,212
Return of Capital	$266,862

The tax character of distributions paid during the twelve months ended October 31, 2022, was as follows:

Ordinary Income	$7,362,443
Short-Term Capital Gains	$—
Long-Term Capital Gains	$—
Return of Capital	$—

The Fund has a tax year end of October 31. As of October 31, 2023, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$—
Accumulated Capital and Other Gain (Loss)	$—

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax accounting differences relating to the tax year ended October 31, 2023, have been reclassified to reflect a decrease in distributable earnings and an increase in paid in capital of $1,774,213. These differences are primarily due to passive loss limitations, pass through taxable income from investments and swap character reclasses. Net assets were not affected by this reclassification.

Capital Loss Carryforward: As of October 31, 2023, there were no capital losses available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended (the “Code”). During the tax year ended October 31, 2023, the Fund did not realize capital losses that will be carries forward indefinitely.

Federal Income Tax: The Fund intends to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

As of October 31, 2023, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

	Investments	Swaps	Total Portfolio
Tax Cost	$71,740,595	$—	$71,740,595
Gross unrealized appreciation	11,704,223	66,252	11,770,475
Gross unrealized depreciation	(2,047,777)	(715)	(2,048,492)
Net unrealized appreciation/depreciation	$9,656,446	$65,537	$9,721,983

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

As of October 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Connecticut. However, the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.

Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

3.  INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

The Fund and the Manager continued the Expense Limitation Agreement through February 28, 2025. Under the Expense Limitation Agreement, the Manager has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

Any waiver or reimbursement by the Manager is subject to repayment by the Fund to the extent actual fees and expenses for a fiscal period are less the Fund’s expense limitation cap at the time of the waiver, provided, however that the Manager shall only be entitled to recoup such amounts for a period of 36 months after the date in which the fee or expense was waived or reimbursed and that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.

Fees waived and expenses reimbursed subject to potential recovery are as follows:

Year of Expiration	Amount
2024	$156,468
2025	$358,811
2026	$350,572
2027	$135,560

U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class. The plan provides that the Fund will pay the Distributor or the Adviser at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution fees are paid by Class I shares. These fees may be used to compensate any person for services or expenses incurred that are primarily intended to result in the sale of the Investor Class shares. These fees may also be used to compensate selling firms for providing personal and account maintenance services to shareholders of Investor Class shares. The Fund did not pay any commissions or other compensation, other than 12b-1 fees, to financial intermediaries or distributors during the Fund’s most recent six months ended April 30, 2024.

In addition, pursuant to an Administrative Service Plan adopted by the Fund, the Adviser is authorized to engage various financial intermediaries to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Administrative Shareholder Plan shall not exceed 0.15% of the average daily net assets of the Investor Class shares. No service fees are paid by Class I shares.

The Fund pays each member of the Board who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act an annual retainer fee of $40,000 which includes compensation for all regular quarterly board meetings and regular committee meetings.

4.  PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the six months ended April 30, 2024, were as follows:

	Purchases	Sales
Other Investment
Securities	$22,993,493	$28,021,478

5.  SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers two classes of shares.

EIP Growth and Income Fund

April 30, 2024
Notes to Financial Statements (unaudited) – continued

6.  INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Counterparty Risk

Some of the markets in which the Fund effects its transactions are OTC markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Other Risks

Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments.

For example, the conflicts between Russian and Ukraine and Israel and Hamas have caused and could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities could have a significant impact on certain Fund investments as well as Fund performance. The hostilities could have a significant impact on certain Fund investments as well as Fund performance.

7.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

EIP Growth and Income Fund

April 30, 2024
Additional Information (unaudited)

Fund Portfolio Holdings: The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Prior to its use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q. The Fund’s Form N-PORT and N-Q filings are available on the SEC’s website at www.sec.gov.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov. The Fund’s proxy voting record is available without charge upon request to the Fund’s adviser or in the Fund’s most recently filed N-PX available on the SEC’s web site.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 promulgated under the 1940 Act, the Fund has adopted and implement a written liquidity risk management program (the “Program”). The Program seeks to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interest in the Fund. The Board has appointed the Adviser to administer the Program. The Adviser uses certain market and liquidity classification data provided by a third party in fulfilling its responsibilities as the Program administrator.

EIP Growth and Income Fund

April 30, 2024
Additional Information (unaudited) – continued

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Number of
	Term of		Portfolios in
	Office(1) and		Fund Complex	Other Trusteeships/
Name, Address, Age, and	Length of	Principal Occupation(s)	Overseen	Directorships
Position(s) with Trust	Time Served	During Past Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES

Salvatore Faia	Since	President and Chief Executive	One	None
DOB: December 1962	December	Officer, Vigilant Compliance, LLC
c/o EIP Investment Trust	2005	(mutual fund and investment
10 Wright Street		adviser compliance company)
Westport, CT 06880		(since August 2004).
Trustee

Michael W. Bradley	Since	Founding member and Partner –	One	None
DOB: January 1966	August	Energy Market Strategy, Veriten
c/o EIP Investment Trust	2022	(Energy-Focused Media Platform)
10 Wright Street		(since January 2022); Managing
Westport, CT 06880		Director Institutional Sales &
Trustee		Capital Markets, Tudor Pickering
& Holt/Perella Weinberg Partners
(Energy Investment and Merchant
Banking) (2005 – 2021).

INTERESTED TRUSTEES

James J. Murchie(2)	Since	Principal, President and Chief	One	None
DOB: November 1957	July	Executive Officer, Energy Income
c/o EIP Investment Trust	2006	Partners, LLC (since 2006).
10 Wright Street
Westport, CT 06880
Trustee and President

OFFICERS WHO ARE NOT TRUSTEES

Bruno Dos Santos	Since	Treasurer, Chief Financial &	N/A	N/A
DOB: January 1980	January	Accounting Officer, (since 2019),
c/o EIP Investment Trust	2019	Controller (2017- 2018),
10 Wright Street		Energy Income Partners, LLC.
Westport, CT 06880
Treasurer and Chief
Financial and
Accounting Officer

EIP Growth and Income Fund

April 30, 2024
Additional Information (unaudited) – continued

Number of
	Term of		Portfolios in
	Office(1) and		Fund Complex	Other Trusteeships/
Name, Address, Age, and	Length of	Principal Occupation(s)	Overseen	Directorships
Position(s) with Trust	Time Served	During Past Five Years	by Trustee	Held by Trustee

Nandita Hogan	Since	Chief Compliance Officer, Chief	N/A	N/A
DOB: December 1971	December	Legal Officer and Anti-Money
c/o EIP Investment Trust	2015	Laundering Compliance Officer
10 Wright Street		(since 2015), Energy Income
Westport, CT 06880		Partners, LLC.
Chief Compliance Officer,
Chief Legal Officer and
Anti-Money Laundering
Compliance Officer,
Secretary

(1)
Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Except as otherwise provided by law, the Trust’s Declaration of Trust or Bylaws, the President and the Treasurer hold office until his or her resignation has been accepted by the Trustees or until his or her respective successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. All other officers hold office at the pleasure of the Trustees.

(2)	Mr. Murchie is deemed an “interested person” of the Fund due to his positions of Principal of the Manager and President of the Fund and due to his beneficial ownership of interests in the Manager.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available, without charge, upon request and on the SEC’s website (http://www.sec.gov).

(This Page Intentionally Left Blank.)

EIP Growth and Income Fund

INVESTMENT MANAGER
Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880

SHAREHOLDER SERVICES
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53202

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
1500 K Street NW, Suite 1100
Washington, DC 20005

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EIP Investment Trust

By (Signature and Title)      /s/ James Murchie
James Murchie, President/Principal Executive Officer

Date     6/25/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date     6/25/2024

By (Signature and Title)      /s/ Bruno Dos Santos
Bruno Dos Santos, Treasurer and Chief Financial and Accounting Officer

Date     6/25/2024